ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,023,199	$ 1,147,193
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Receivables from affiliated companies	$ 887	$ 2,422
Prepaid expenses and other current assets	81,790	102,521
Total current assets	1,269,200	1,429,167
Total assets	7,597,688	7,985,343	$ 8,335,072
Current liabilities:
Accrued expenses and other current liabilities	1,076,150	1,054,018
Income tax payable	29,208	38,009
Total current liabilities	1,184,312	1,190,864
Other long-term liabilities	309,799	315,299
Total liabilities	8,501,317	8,925,307
Shareholders' deficit:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,351,540,382 and 1,351,540,382 shares issued; 1,172,055,466 and 1,259,138,299 shares outstanding, respectively	13,515	13,515
Treasury shares, at cost; 179,484,916 and 92,402,083 shares, respectively	(356,835)	(216,626)
Additional paid-in capital	2,988,714	2,985,730
Accumulated other comprehensive losses	(63,712)	(95,750)
Accumulated losses	(3,828,284)	(4,013,329)
Total shareholders' deficit	(1,246,602)	(1,326,460)
Total liabilities and shareholders' deficit	7,597,688	7,985,343
Parent Company [Member]
Current assets:
Cash and cash equivalents	$ 22,594	$ 114,678
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Receivables from affiliated companies	$ 366	$ 1,972
Receivables from subsidiaries	181,458	177,384
Prepaid expenses and other current assets	5,193	4,584
Total current assets	209,611	298,618
Receivables from subsidiaries	675,124	674,394
Total assets	884,735	973,012
Current liabilities:
Accrued expenses and other current liabilities	4,473	2,811
Income tax payable	2,266	12,621
Payables to subsidiaries	265,990	249,130
Total current liabilities	272,729	264,562
Investments deficit in subsidiaries	423,453	596,976
Other long-term liabilities	88	28
Payables to subsidiaries	1,435,067	1,437,906
Total liabilities	2,131,337	2,299,472
Shareholders' deficit:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,351,540,382 and 1,351,540,382 shares issued; 1,172,055,466 and 1,259,138,299 shares outstanding, respectively	13,515	13,515
Treasury shares, at cost; 179,484,916 and 92,402,083 shares, respectively	(356,835)	(216,626)
Additional paid-in capital	2,988,714	2,985,730
Accumulated other comprehensive losses	(63,712)	(95,750)
Accumulated losses	(3,828,284)	(4,013,329)
Total shareholders' deficit	(1,246,602)	(1,326,460)
Total liabilities and shareholders' deficit	$ 884,735	$ 973,012